Long-term debt - Summary (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Long-term debt.
Total long-term debt	R 102,643	R 167,197	R 129,569
Short-term portion	(5,506)	(19,686)
Long-term debt	R 97,137	R 147,511	R 127,350